Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash and bank deposit	$ 23,303	$ 49,227
Other receivable
Total Assets	23,303	49,227
Liabilities and Shareholders' Deficit
Accounts payable and accrued liabilities	12,200	19,023
Due to Related party	79,582	69,982
Total Liabilities	91,782	89,005
Shareholders' Deficit
Common Stock 30,000,000 shares authorized, $0.01 par value 8,575,000 shares issued and outstanding as of December 31, 2020 and 2019	85,750	85,750
Additional paid-in capital	513,471	513,471
Accumulated deficit	(667,700)	(638,999)
Total Shareholders' Deficit	(68,479)	(39,778)
Total Liabilities and Shareholders' Deficit	$ 23,303	$ 49,227